Derivative Financial Instruments (Details 2) - Monte Carlo Simulations process [Member] - $ / shares		8 Months Ended
	Feb. 25, 2018	Oct. 31, 2018
Quoted market price on valuation date	0.41	0.44
Contractual conversion rate	$ 0.20	$ 0.20
Contractual term to maturity	1 year	11 months 1 day
Equivalent Volatility	163.10%	152.57%
Interest rate	5.00%	5.00%